Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision In Lieu Of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 662	$ 686	$ 685
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2018 and 35% for 2017 and 2016	139	240	240
Amortization of investment tax credits - net of deferred tax effect	(2)	(2)	(2)
Amortization of excess deferred taxes	(18)	(1)	(1)
Impact of federal statutory rate change 35% to 21%		21
Texas margin tax, net of federal tax benefit	17	13	13
Nontaxable gains on benefit plan investments	(1)	(4)
Other, including audit settlements	(18)		4
Total provision in lieu of income taxes	$ 117	$ 267	$ 254
Effective rate	17.70%	38.90%	37.10%
U.S. federal statutory rate	21.00%	35.00%	35.00%